SCHEDULE II - Tax Valuation Allowance (Details) (Consolidated change in tax valuation allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated change in tax valuation allowance
Tax Valuation Allowance Rollforward
Balance at beginning of period	$ 298,705	$ 246,425	$ 104,276
U.S. net deferred tax assets	48,571	47,326	41,052
Valuation allowance	0	0	88,554
Foreign net deferred tax assets	29,730	16,956	14,937
Prior year U.S. NOL adjustments	0	0	387
Total additions	78,301	64,282	144,930
U.S. net deferred tax assets	0	0	0
Valuation allowance release	0	1,258	0
Foreign net deferred tax assets	0	0	0
Prior year foreign NOL adjustments	10,657	5,438	2,781
Prior year U.S. NOL adjustments	62	5,306	0
Total deductions	10,719	12,002	2,781
Balance at end of period	$ 366,287	$ 298,705	$ 246,425